Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2020
Prepayments And Other Current Assets
Prepayments and Other Current Assets

4. Prepayments and Other Current Assets

Prepayments and other current assets are summarized as follows:

	As of December 31,
	2020	2019
Prepaid expenses	$3,400,080	$3,370,757
Prepaid software license	378,488	89,822
Refundable income and franchise taxes	733,553	733,553
Security deposits	92,494	96,135
Other receivables	62,648	20,468
	$4,667,263	$4,310,735